Revenues - Contract Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
Revenue from Contract with Customer [Abstract]
Contract assets	$ 628	$ 2,575	$ 2,934
Contract liabilities	4,207	541	$ 2,792
Revenue recognized	$ 4,207	$ 541